Guarantor and Nonguarantor Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2011
Guarantor and Nonguarantor Condensed Consolidating Financial Statements [Abstract]
Guarantor and Nonguarantor Condensed Consolidating Financial Statements

(17) Guarantor and Nonguarantor Condensed Consolidating Financial Statements

The Company has outstanding $200 in aggregate principal amount of second-lien senior notes, $1,161 in aggregate principal amount of springing lien Dollar notes, €133 in aggregate principal amount of springing lien Euro notes and $382 in aggregate principal amount of senior subordinated notes. The notes are fully, jointly, severally and unconditionally guaranteed by the Company's domestic subsidiaries (the guarantor subsidiaries). The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2011 and 2010, the Condensed Consolidating Statements of Operations and Cash Flows for the years ended December 31, 2011, 2010 and 2009 of (i) Momentive Performance Materials Inc. (Parent); (ii) the guarantor subsidiaries; (iii) the non-guarantor subsidiaries; and (iv) the Company on a consolidated basis.

These financial statements are prepared on the same basis as the consolidated financial statements of the Company except that investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. The guarantor subsidiaries are 100% owned by Parent and all guarantees are full and unconditional, subject to certain customary release provisions set forth in the applicable Indenture. Additionally, substantially all of the assets of the guarantor subsidiaries and certain non-guarantor subsidiaries are pledged under the senior secured credit facility, and consequently will not be available to satisfy the claims of the Company's general creditors.

For the presentation of this footnote prior to the second quarter of 2011, the Company had displayed the intercompany profit elimination (ICP) and its related deferred tax impact in the Elimination column. As a result, the ICP elimination and its related tax deferred impact did not get pushed up to the Parent column to not agree with equity (deficit) in the Consolidated column. Also, as a result, the net income (loss attributable to Momentive Performance Materials Inc. in the Parent column did not agree with the corresponding amount in the Consolidated column.

The Company has revised the presentation of this footnote for all historical periods presented to display the ICP elimination and its deferred tax impact in the column for which it directly relates, as opposed to the Eliminations column. As a result of this revision, equity (deficit) in the Parent column agrees with equity (deficit) in the Consolidated column for all periods presented. In addition, net income (loss) attributable to Momentive Performance Materials Inc. in the Parent column agrees with the corresponding amount in the Consolidated column for all periods presented.

Condensed Consolidating Balance Sheet as of December 31, 2011:

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$41	$3	$159	$—	$203
Receivables, net	—	92	271	—	363
Due from affiliates	3	60	30	(85)	8
Inventories	—	193	201	—	394
Prepaid expenses	—	11	3	—	14
Income tax receivable	—	—	—	—	—
Deferred income taxes	—	1	9	—	10
Other current assets	—	1	—	—	1

Total current assets	44	361	673	(85)	993
Property and equipment, net	—	495	589	—	1,084
Other long-term assets	55	9	25	—	89
Deferred income taxes	—	—	25	—	25
Investment in affiliates	1,415	(85)	—	(1,330)	—
Intercompany borrowing	—	1,103	63	(1,166)	—
Intangible assets, net	—	84	458	—	542
Goodwill	—	—	432	—	432

Total assets	$1,514	$1,967	$2,265	$(2,581)	$3,165

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$93	$219	$—	$312
Short-term borrowings	—	—	3	—	3
Accrued expenses and other liabilities	2	62	98	—	162
Accrued interest	61	—	1	—	62
Due to affiliates	14	26	60	(85)	15
Accrued income taxes	—	—	2	—	2
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	36	—	36

Total current liabilities	77	181	438	(85)	611
Long-term debt	1,891	—	1,004	—	2,895
Other liabilities	—	9	42	—	51
Pension liabilities	—	186	106	—	292
Intercompany borrowings	282	176	708	(1,166)	—
Deferred income taxes	—	—	52	—	52

Total liabilities	2,250	552	2,350	(1,251)	3,901

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,911	567	(2,478)	605
Accumulated deficit	(1,569)	(724)	(925)	1,649	(1,569)
Accumulated other comprehensive income	228	228	273	(501)	228

Total Momentive Performance Materials Inc. equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Noncontrolling interests	—	—	—	—	—

Total equity (deficit)	(736)	1,415	(85)	(1,330)	(736)

Total liabilities and equity (deficit)	$1,514	$1,967	$2,265	$(2,581)	$3,165

Condensed Consolidating Balance Sheet as of December 31, 2010:

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$31	$1	$222	$—	$254
Receivables, net	—	108	277	—	385
Due from affiliates	2	84	30	(112)	4
Inventories	—	188	187	—	375
Prepaid expenses	—	7	3	—	10
Income tax receivable	—	—	2	—	2
Deferred income taxes	—	—	12	—	12
Other current assets	—	1	—	—	1

Total current assets	33	389	733	(112)	1,043
Property and equipment, net	—	507	602	—	1,109
Other long-term assets	60	2	26	—	88
Deferred income taxes	—	—	41	—	41
Investment in affiliates	1,430	(90)	—	(1,340)	—
Intercompany borrowing	—	997	109	(1,106)	—
Intangible assets, net	—	91	495	—	586
Goodwill	—	—	425	—	425

Total assets	$1,523	$1,896	$2,431	$(2,558)	$3,292

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$86	$217	$—	$303
Short-term borrowings	—	—	2	—	2
Accrued expenses and other liabilities	1	79	90	—	170
Accrued interest	25	—	—	—	25
Due to affiliates	—	30	84	(112)	2
Accrued income taxes	—	—	10	—	10
Deferred income taxes	—	—	13	—	13
Current installments of long-term debt	—	—	25	—	25

Total current liabilities	26	195	441	(112)	550
Long-term debt	1,910	—	1,042	—	2,952
Other liabilities	—	9	50	—	59
Pension liabilities	—	151	121	—	272
Intercompany borrowings	195	111	800	(1,106)	—
Deferred income taxes	—	—	63	—	63

Total liabilities	2,131	466	2,517	(1,218)	3,896

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	603	2,001	566	(2,567)	603
Accumulated deficit	(1,428)	(788)	(890)	1,678	(1,428)
Accumulated other comprehensive income	217	217	234	(451)	217

Total Momentive Performance Materials Inc. equity (deficit)	(608)	1,430	(90)	(1,340)	(608)
Noncontrolling interests	—	—	4	—	4

Total equity (deficit)	(608)	1,430	(86)	(1,340)	(604)

Total liabilities and equity	$1,523	$1,896	$2,431	$(2,558)	$3,292

Condensed Consolidating Statement of Operations for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,145	$2,023	$(531)	$2,637
Costs and expenses:
Cost of sales, excluding depreciation	—	808	1,521	(531)	1,798
Selling, general and administrative expenses	4	195	223	—	422
Depreciation and amortization expenses	—	79	118	—	197
Research and development expenses	—	54	24	—	78

Operating income (loss)	(4)	9	137	—	142
Other income (expense):
Interest income	—	103	8	(110)	1
Interest expense	(211)	(12)	(144)	110	(257)
Other income (expense), net	67	(36)	(2)	(29)	—
Gain on extinguishment and of debt	7	—	—	—	7

Income (loss) before income taxes and losses from unconsolidated entities	(141)	64	(1)	(29)	(107)
Income taxes (benefit)	—	—	27	—	27

Income (loss) before losses from unconsolidated entities	(141)	64	(28)	(29)	(134)
Losses from unconsolidated entities	—	—	(6)	—	(6)

Net income (loss)	(141)	64	(34)	(29)	(140)
Net income attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(141)	$64	$(35)	$(29)	$(141)

Condensed Consolidating Statement of Operations for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,118	$1,973	$(503)	$2,588
Costs and expenses:
Cost of sales, excluding depreciation	—	737	1,411	(503)	1,645
Selling, general and administrative expenses	(47)	213	245	—	411
Depreciation and amortization expenses	—	86	111	—	197
Research and development expenses	—	49	24	—	73

Operating income (loss)	47	33	182	—	262
Other income (expense):
Interest income	—	97	8	(103)	2
Interest expense	(211)	(6)	(137)	103	(251)
Other income (expense), net	178	56	1	(235)	—
Loss on extinguishment and exchange of debt	(78)	—	—	—	(78)

Income (loss) before income taxes	(64)	180	54	(235)	(65)
Income taxes (benefit)	—	1	(3)	—	(2)

Net income (loss)	(64)	179	57	(235)	(63)
Net income attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(64)	$179	$56	$(235)	$(64)

Condensed Consolidating Statement of Operations for the year ended December 31, 2009:

	Year Ended December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$887	$1,581	$(385)	$2,083
Costs and expenses:
Cost of sales, excluding depreciation	—	618	1,187	(385)	1,420
Selling, general and administrative expenses	12	159	198	—	369
Depreciation and amortization expenses	—	85	106	—	191
Research and development expenses	—	41	22	—	63
Goodwill impairment charge	—	—	—	—	—

Operating income (loss)	(12)	(16)	68	—	40
Other income (expense):
Interest income	—	98	8	(103)	3
Interest expense	(212)	(12)	(140)	103	(261)
Other income (expense), net	3	(70)	11	68	12
Gain on exchange of debt	179	—	—	—	179

Income (loss) before income taxes	(42)	—	(53)	68	(27)
Income taxes (benefit)	—	(3)	18	—	15

Net income (loss)	(42)	3	(71)	68	(42)
Net (income) loss attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(42)	$3	$(71)	$68	$(42)

Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(154)	$184	$79	$—	$109

Cash flows from investing activities:
Capital expenditures	—	(56)	(55)	—	(111)
Purchases of intangible assets	—	(2)	—	—	(2)
Dividends from subsidiaries	97	3	—	(100)	—
Investment in joint venture	—	—	(6)	—	(6)
Proceeds from the return of capital	—	25	—	(25)	—

Net cash used in investing activities	97	(30)	(61)	(125)	(119)

Cash flows from financing activities:
Debt issuance costs	(5)	—	—	—	(5)
Dividends paid within MPM Inc.	—	—	(100)	100	—
Dividends paid to Parent	(1)	—	—	—	(1)
Net increase in short-term borrowings	1	—	—	—	1
Proceeds from issuance of long-term debt	—	—	52	—	52
Payments of long-term debt	(16)	—	(72)	—	(88)
Net borrowings with affiliates	93	(152)	59	—	—
Return of capital	—	—	(25)	25	—

Net cash provided by (used in) financing activities	72	(152)	(86)	125	(41)

Increase (decrease) in cash and cash equivalents	15	2	(68)	—	(51)
Effect of exchange rate changes on cash	(5)	—	5	—	—
Cash and cash equivalents, beginning of period	31	1	222	—	254

Cash and cash equivalents, end of period	$41	$3	$159	$—	$203

Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(133)	$219	$176	$—	$262

Cash flows from investing activities:
Capital expenditures	—	(51)	(44)	—	(95)
Dividends from subsidiaries	97	23	—	(120)	—
Purchase of intangible assets	—	(3)	(1)	—	(4)

Net cash used in investing activities	97	(31)	(45)	(120)	(99)

Cash flows from financing activities:
Debt issuance costs	(18)	—	—	—	(18)
Dividends paid within MPM Inc.	—	—	(120)	120	—
Dividends paid to parent	(1)	—	—	—	(1)
Net increase in short-term debt borrowings	—	—	2	—	2
Proceeds from long-term debt	848	—	1	—	849
Payments of long-term debt	(767)	(100)	(23)	—	(890)
Payments on extinguishment of debt	(54)	—	—	—	(54)
Net borrowings with affiliates	48	(97)	49	—	—

Net cash provided by (used in) financing activities	56	(197)	(91)	120	(112)

Increase (decrease) in cash and cash equivalents	20	(9)	40	—	51
Effect of exchange rate changes on cash	(45)	—	38	—	(7)
Cash and cash equivalents, beginning of period	56	10	144	—	210

Cash and cash equivalents, end of period	$31	$1	$222	$—	$254

Condensed Consolidated Statement of Cash Flows for the year ended December 31, 2009:

	Year Ended December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(197)	$179	$45	$—	$27

Cash flows from investing activities:
Capital expenditures	—	(33)	(44)	—	(77)
Purchase of intangible assets	—	(2)	(1)	—	(3)
Investment in joint venture	—	—	(5)	—	(5)
Dividends from subsidiaries	104	—	—	(104)	—

Net cash used in investing activities	104	(35)	(50)	(104)	(85)

Cash flows from financing activities
Debt issuance cost	(7)	—	—	—	(7)
Dividends paid within MPM Inc.	—	(93)	(11)	104	—
Capital contribution to affiliates	—	(5)	5	—	—
Net change in short-term borrowings	—	—	(7)	—	(7)
Proceeds of long-term debt	—	100	6	—	106
Payments of long-term debt	—	(150)	(8)	—	(158)
Net borrowings with affiliates	144	(186)	42	—	—

Net cash provided by (used in) financing activities	137	(334)	27	104	(66)

Increase (decrease) in cash and cash equivalents	44	(190)	22	—	(124)
Effect of exchange rate changes on cash	10	—	(16)	—	(6)
Cash and cash equivalents, beginning of year	2	200	138	—	340

Cash and cash equivalents, end of year	$56	$10	$144	$—	$210